Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest And Finance Costs
Interest expense (Note 5)	$ 18,762	$ 24,146	$ 46,638
Amortization of deferred financing fees	2,285	2,527	3,199
Write-off of deferred financing fees	0	0	7,497
Commitment fees (Note 5)	0	0	791
Other	373	385	466
Total	$ 21,420	$ 27,058	$ 58,591